INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jan. 01, 2023	Jan. 02, 2022
Deferred tax assets:
Net operating loss carryforward	$ 49,183	$ 32,486
Reserves and accruals	21,666	1,698
Fixed assets	0	905
Total deferred tax assets	70,849	35,089
Valuation allowance	(60,501)	(29,906)
Total deferred tax assets, net of valuation allowance	10,348	5,183
Deferred tax liabilities:
Intangible assets and accruals	(14,913)	(1,150)
Total deferred tax liabilities	(14,913)	(1,150)
Net deferred tax liabilities	$ (4,565)
Net deferred tax assets		$ 4,033